Offerings	Jul. 31, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.625% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 348,106,500.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 51,380.52
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.625% Senior Notes due 2030
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.